Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31
	2014	2013

Time deposits	$17,679	$24,015
Savings and checking accounts	23,214	16,499
Money market mutual funds	162	1,764
Petty cash	14	15

	$41,069	$42,293